FINANCIAL RISK MANAGEMENT ACTIVITIES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 203	$ 202	$ 160
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	79	68	42
Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	63	50	31
Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	59	74	68
After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2	10	19
USD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	79	64	20
USD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	39	32	10
USD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	28	19	4
USD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	12	13	6
USD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	0	0	0
AUD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	83	108	120
AUD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	24	24	22
AUD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	21	23	21
AUD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	36	51	58
AUD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2	10	19
BRL
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	37	23	16
BRL | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	15	10	7
BRL | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	13	7	5
BRL | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	9	6	4
BRL | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	0	0	0
ZAR
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	4	7	4
ZAR | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1	2	3
ZAR | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1	1	1
ZAR | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2	4	0
ZAR | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0	$ 0	$ 0